Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following as of March 31, 2015 and 2014:

	March 31, 2015	March 31, 2014
Machinery and equipment (5-7 year life)	$75,982	$88,160
Mobile consoles (7 year life)	678,845	666,174
Furniture and fixtures (3-5 year life)	20,000	19,049

	774,827	773,383
Accumulated depreciation	(305,792)	(229,954)

Total	$469,035	$543,429